Note 3 - Balance Sheet Components - Schedule of Accrued Expenses (10K) (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accrued technology license fees	$ 2,000,000	$ 2,000,000	$ 3,000,000
Payroll-related liabilities	133,665	550,810	269,000
Other accrued expenses	734,725	449,402	108,826
Total accrued expenses	$ 2,868,390	$ 3,000,212	$ 3,377,826